Annual Operating Expenses - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIP Total Market Index Portfolio	Apr. 29, 2024
VIP Total Market Index Portfolio - Initial Class
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.12%
VIP Total Market Index Portfolio - Service Class 2
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual operating expenses	0.37%
VIP Total Market Index Portfolio - Service Class
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.06%
Total annual operating expenses	0.22%